Consolidated Balance Sheets(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 9,769	$ 57,787
Restricted cash	3,679
Short-term bank deposits	967	4,977
Marketable securities (Note 3)		1,644
Trade receivables, net (Note 2y)	10,256	18,930
Other accounts receivable and prepaid expenses (Note 4)	6,300	5,915
Inventories (Note 5)	9,282	10,421
Current assets of discontinued operations (Note 1c)	21,371	56,901
Total current assets	61,624	156,575
LONG TERM PREPAID EXPENSES		171
PROPERTY AND EQUIPMENT, NET (Note 6)	3,438	4,826
INTANGIBLE ASSETS, NET (Note 7)	18,010	20,245
GOODWILL (Note 1e)	13,087	13,087
LONG-TERM ASSETS OF DISCONTINUED OPERATIONS		11,934
Total assets	96,159	206,838
CURRENT LIABILITIES:
Current maturity on long-term loan and revolving credit line (Note 9)	10,999	12,813
Trade payables	8,449	17,697
Other accounts payable and accrued expenses (Note 8)	18,508	29,734
Liabilities of discontinued operations	15,271	34,252
Total current liabilities	53,227	94,496
LONG-TERM LIABILITIES:
Long term accrued expenses		547
Severance pay	252	548
Other long-term liabilities	7,149	7,280
Long-term loan (Note 9)		17,187
Long term liabilities of discontinued operations		626
Total long term liabilities	7,401	26,188
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
SHAREHOLDERS' EQUITY:
Share capital (Note 11) - Ordinary shares of NIS 0.1 par value - Authorized: 12,008,000 shares at December 31, 2011 and 2012; Issued: 6,762,557 and 6,841,559 shares at December 31, 2011 and 2012, respectively; Outstanding: 6,237,880 and 6,316,882 shares at December 31, 2011 and 2012, respectively	168	166
Additional paid-in capital	436,301	434,530
Treasury shares at cost: 524,677 shares at December 31, 2011 and 2012	(12,872)	(12,872)
Other accumulated comprehensive income (loss)	839	(2,674)
Accumulated deficit	(388,905)	(332,996)
Total shareholders' equity	35,531	86,154
Total liabilities and shareholders' equity	$ 96,159	$ 206,838